Components of Changes in Non-cash Working Capital Balances (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Change In Noncash Working Capital Balances [Abstract]
Accounts receivable	$ (50,255)	$ 103,857
Inventory	1,993	5,181
Accounts payable and accrued liabilities	44,986	(53,666)
Non cash working capital	(3,276)	55,372
Operations	(13,018)	55,391
Investments	$ 9,742	$ (19)